Annual Operating Expenses - FidelityLow-PricedStockFund-AMCIZPRO - FidelityLow-PricedStockFund-AMCIZPRO - Fidelity Low-Priced Stock Fund	Oct. 04, 2024
Fidelity Advisor Low-Priced Stock Fund - Class C
Operating Expenses:
Management fee	0.93%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.94%
Fidelity Advisor Low-Priced Stock Fund - Class M
Operating Expenses:
Management fee	0.93%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Total annual operating expenses	1.44%
Fidelity Advisor Low-Priced Stock Fund - Class I
Operating Expenses:
Management fee	0.93%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.94%
Fidelity Advisor Low-Priced Stock Fund - Class Z
Operating Expenses:
Management fee	0.81%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.82%
Fidelity Advisor Low-Priced Stock Fund - Class A
Operating Expenses:
Management fee	0.93%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	1.19%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Based on estimated amounts for the current fiscal year.